Transamerica Asset Allocation - Growth Portfolio Average Annual Total Returns - Retail Class [Member]		12 Months Ended	46 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.09%		12.15%	12.17%
A
Prospectus [Line Items]
Average Annual Return, Percent		14.77%		8.66%	9.71%
Performance Inception Date	Mar. 01, 2002
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.95%		7.10%	7.74%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.07%		6.53%	7.33%
C
Prospectus [Line Items]
Average Annual Return, Percent		19.49%		9.03%	9.48%
Performance Inception Date	Nov. 11, 2002
I
Prospectus [Line Items]
Average Annual Return, Percent		21.76%		10.31%	10.69%
Performance Inception Date	Nov. 30, 2009
R
Prospectus [Line Items]
Average Annual Return, Percent		21.14%		9.65%	10.06%
Performance Inception Date	Jun. 15, 2006
R3
Prospectus [Line Items]
Average Annual Return, Percent		21.67%	11.99%
Performance Inception Date	Mar. 01, 2022